Indebtedness - Schedule of Indebtedness (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 3,660,787	$ 3,098,058
Deferred financing costs, prepayment options, warrants and loss on repayment	(167,180)	(1,443)
Total	3,493,607	3,096,615
Less: current indebtedness	(2,341,145)
Long-term indebtedness	1,152,462	3,096,615
2027 Senior Unsecured Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	292,369	318,246
2026 Senior Secured Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	531,183	566,728
2027 Senior Secured Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	308,783	323,633
Senior Secured Credit Facilities [Member] | Term Loan B – U.S. Facility [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	1,812,296	1,889,451
Telesat Lightspeed Financing [Member] | Government of Canada [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	603,376
Telesat Lightspeed Financing [Member] | Government of Quebec [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 112,780